Description of Business (Details)			1 Months Ended
	Oct. 08, 2019	Mar. 08, 2018	May 19, 2022 USD ($)	Aug. 27, 2021	Nov. 24, 2020	Dec. 31, 2021
Description of Business (Details) [Line Items]
Acquired percentage		51.00%				9.99%
Percentage of acquired agreement	49.00%	49.00%
Square foot				30,000	22,000
Acquired fee (in Dollars)			$ 100
Millenium Natural Manufacturing Corp. [Member]
Description of Business (Details) [Line Items]
Acquired percentage		51.00%